Income Taxes - Schedule of income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Current tax expense (benefit)
Federal	$ 0	$ (99)
State	(85)	(150)
Total current expense (benefit)	(85)	(249)
Deferred tax expense (benefit)
Federal	475	(8,143)
State	376	(1,565)
Total deferred tax expense (benefit)	851	(9,708)
Total provision for income taxes	$ 766	$ (9,957)